Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment
	Buildings and facilities	Machinery and equipment	Others (i)	Total
Net book amount at the June 30, 2021	13,493	599	565	14,657
Costs	25,014	8,884	2,046	35,944
Accumulated depreciation	(11,521)	(8,285)	(1,481)	(21,287)
Balances at June 30, 2021	13,493	599	565	14,657
Additions	608	110	4	722
Disposals	(4)	(2)	-	(6)
Currency translation adjustment	-	-	(6)	(6)
Transfers	3,216	41	-	3,257
Depreciation charges (ii)	(1,076)	(239)	(84)	(1,399)
Net book amount at the June 30, 2022	16,237	509	479	17,225
Costs	28,833	9,033	2,044	39,910
Accumulated depreciation	(12,596)	(8,524)	(1,565)	(22,685)
Balances at June 30, 2022	16,237	509	479	17,225
Additions	490	231	72	793
Disposals	(3,382)	-	(2)	(3,384)
Currency translation adjustment	-	-	(3)	(3)
Transfers	(3,212)	25	-	(3,187)
Depreciation charges (ii)	(942)	(270)	(84)	(1,296)
Net book amount at the June 30, 2023	9,191	495	462	10,148
Costs	22,729	9,289	2,111	34,129
Accumulated depreciation	(13,538)	(8,794)	(1,649)	(23,981)
Balances at June 30, 2023	9,191	495	462	10,148